Other assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2024	Dec 31 2023
Cash flow hedges (note 19)	$128,414	$121,108
Chile VAT receivable	15,834	17,824
Restricted cash for debt service and major maintenance of vessels (a)	14,305	15,772
Fair value of Egypt gas supply contract derivatives (note 19)	14,341	—
Fair value of New Zealand gas supply contract derivatives (note 19)	8,713	20,402
Deposit for catalyst supply	6,274	—
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	3,733	5,718
Other	16,855	15,416
Total other assets	214,089	201,860
Less current portion (b)	(30,820)	(3,893)
	$183,269	$197,967
a) Restricted cash
The Company holds $14.3 million (2023 - $15.8 million) of restricted cash for the funding of debt service and major maintenance accounts.
b) Current portion of other assets
Other assets presented as current assets as at December 31, 2024 includes $27.7 million (2023 - $0.5 million) for the current portion of the cash flow hedge (see note 19), and $3.1 million (2023 - $3.4 million) of restricted cash for major maintenance, in particular the anticipated major maintenance costs of four vessels